UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bislett Management, LLC
Address:   200 Sheridan Avenue, Suite 408
           Palo Alto, CA 94036

Form 13F File Number:   28-12659

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James D. Harris
Title:     Manager
Phone:     (650) 322-7600

Signature, Place and Date of Signing:



James D. Harris               Palo Alto, CA           May 1, 2009


Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         29

Form 13F Information Table Value Total:         $69,139 x 1,000


List of Other Included Managers:    None

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

NAME OF ISSUER             TITLE OF                VALUE                SH/  PUT/  INV.    OTHER
                           CLASS      CUSIP        X1000      SHARES    PRN  CALL  DISC.   MGR         VOTING AUTH
                                                                                                  SOLE       SHR   NONE

AIRGAS INC COM             COM        009363102    1521       45000     SH         SOLE           45,000
BERKSHIRE HATHAWAY INC     CL A       84670108     3035       35        SH         SOLE           35
DEL CL A
BERKSHIRE HATHAWAY INC     CL B       084670207    620        220       SH         SOLE           220
DEL CL B
CHESAPEAKE ENERGY CORP COM COM        165167107    2218       130000    SH         SOLE           130,000
COCA COLA CO COM           COM        191216100    3296       75000     SH         SOLE           75,000
COMPASS MINERALS INTL INC  COM        20451N101    8467       150200    SH         SOLE           150,200
COM
FINISHMASTER INC COM       COM        31787P108    3519       251368    SH         SOLE           251,368
GRAY TELEVISION INC COM    COM        389375106    501        1566400   SH         SOLE           1,566,400
INTREPID POTASH INC COM    COM        46121Y102    2583       140000    SH         SOLE           140,000
IRON MTN INC COM           COM        462846106    3636       164000    SH         SOLE           164,000
LEUCADIA NATL CORP COM     COM        527288104    2531       170000    SH         SOLE           170,000
LOEWS CORP COM             COM        540424108    3251       147100    SH         SOLE           147,100
MARTIN MARIETTA MATLS INC  COM        573284106    4282       54000     SH         SOLE           54,000
COM
MCDONALDS CORP COM         COM        580135101    1801       33000     SH         SOLE           33,000
MEDIACOM COMMUNICATIONS    CL A       58446K105    3859       957550    SH         SOLE           957,550
CORP CL A
MOBILE MINI INC COM        COM        60740F105    4378       380000    SH         SOLE           380,000
MOHAWK INDS INC COM        COM        608190104    1195       40000     SH         SOLE           40,000
PIONEER NAT RES CO COM     COM        723787107    2141       130000    SH         SOLE           130,000
POTASH CORP SASK INC COM   COM        73755L107    566        7000      SH         SOLE           7,000
PROGRESSIVE CORP OHIO COM  COM        743315103    806        60000     SH         SOLE           60,000
SCRIPPS NETWORKS INTERACT  CL A COM   811065101    450        20000     SH         SOLE           20,000
INC CL A COM
WASHINGTON POST CO CL B    CL B       939640108    786        2200      SH         SOLE           2,200
WHOLE FOODS MKT INC COM    COM        966837106    672        40000     SH         SOLE           40,000
XTO ENERGY INC COM         COM        98385X106    3215       105000    SH         SOLE           105,000
YUM BRANDS INC COM         COM        988498101    5826       212000    SH         SOLE           212,000
SPDR GOLD TRUST GOLD SHS   GOLD SHS   78463V107    1354       15000     SH         SOLE           15,000
PLUM CREEK TIMBER CO INC   COM        729251108    1076       37000     SH         SOLE           37,000
COM
POTLATCH CORP NEW COM      COM        737630103    928        40000     SH         SOLE           40,000
SUN COMMUNITIES INC COM    COM        866674104    626        52940     SH         SOLE           52,940

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